4. Computation of basic and diluted net loss per share (Details) (CAD)	9 Months Ended	12 Months Ended								105 Months Ended
	Dec. 31, 2004	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2012
Earnings Per Share [Abstract]
Net Loss for the Year	(5,880)	(310,247)	(793,120)	(940,265)	(1,348,653)	(1,433,874)	(3,950,269)	(38,649)	(57,123)	(8,846,929)
Denominator - weighted average number of common shares outstanding - basic and diluted		49,034,999	452,759	451,740
Basic and diluted net loss per common share		(0.01)	(1.75)	(2.08)